CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020	Dec. 31, 2019
Assets
Goodwill and intangible assets with indefinite useful lives	€ 31,738	€ 29,921	€ 6,327
Other intangible assets	19,006	16,635	8,694
Property, plant and equipment	36,205	35,488	15,983
Equity method investments	4,834	6,022	3,152
Non-current financial assets	710	607	412
Other non-current assets and prepaid expenses	6,723	6,266	2,095
Deferred tax assets	2,052	1,927	1,096
Tax receivables	112	105	0
Total Non-current assets	101,380	96,971	37,759
Inventories	17,360	11,361	5,366
Assets sold with a buy-back commitment	1,594	2,134	793
Trade receivables	4,928	2,998	4,923
Tax receivables	543	285	216
Other current assets and prepaid expenses	7,549	6,362	2,393
Current financial assets	4,323	1,903	935
Cash and cash equivalents	46,433	49,629	22,893
Assets held for sale	2,046	123	7
Total Current assets	84,776	74,795
Total Assets	186,156	171,766	75,285
Equity
Equity attributable to owners of the parent	71,999	55,907	21,293
Non-controlling interests	383	400	2,580
Total Equity	72,382	56,307	23,873	€ 21,801
Liabilities
Long-term debt	19,469	22,624	11,068
Other non-current financial liabilities	0	6	17
Other non-current liabilities	8,129	7,696	4,681
Non-current provisions	8,460	7,270	1,610
Employee benefits liabilities	5,891	8,065	1,463
Tax liabilities	668	567	312
Deferred tax liabilities	4,332	4,374	801
Total Non-current liabilities	46,949	50,602	19,952
Short-term debt and current portion of long-term debt	7,684	10,958	2,635
Current provisions	11,311	9,909	4,114
Employee benefit liabilities	545	684	50
Trade payables	31,726	28,181	15,955
Tax liabilities	900	546	128
Other liabilities	14,528	14,439	8,569
Other current financial liabilities	18	89	9
Liabilities held for sale	113	51	0
Total Current liabilities	66,825	64,857	31,460
Total Equity and liabilities	€ 186,156	€ 171,766	€ 75,285

[1]	Refer to Note 3, Scope of consolidation